Taxes Payable and Accrued Taxes (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Taxes Payable and Accrued Taxes

As at,	December 31, 2025	December 31, 2024

The carrying amount of:

Payroll taxes payable	$4.1	$7.0

Sales taxes payable	1.6	1.8

Carbon tax accrual	27.0	32.8

	$32.7	$41.6